MERRILL LYNCH LIFE INSURANCE COMPANY	ML LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity Separate	ML of New York Variable Annuity Separate
Account D	Account D
Supplement Dated May 4, 2009	Supplement Dated May 4, 2009
to the	to the
Prospectus For	Prospectus For
INVESTOR CHOICE (IRA SERIES)	INVESTOR CHOICE (IRA SERIES)
(Dated May 1, 2009)	(Dated May 1, 2009)

MERRILL LYNCH LIFE INSURANCE COMPANY	ML LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity Separate	ML of New York Variable Annuity Separate
Account D	Account D
Supplement Dated May 4, 2009	Supplement Dated May 4, 2009
to the	to the
Prospectus For	Prospectus For
IRA ANNUITY	IRA ANNUITY
(Dated May 1, 2009)	(Dated May 1, 2005)
This supplement describes a change regarding the variable annuity contracts listed above issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Effective May 4, 2009, the Merrill Lynch Ready Assets Trust changed its name to Ready Assets Prime Money Fund.